Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 15,366.1	$ 187.0	₨ 1,422.0	₨ (3,253.0)
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	5,921.5	72.0	3,207.7	773.9
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(2.0)	0.0	1,374.1	205.9
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,200.3	14.6	167.3	1,191.1
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,609.1	19.6	(1,682.0)	(3,309.2)
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 6,637.2	$ 80.8	₨ (1,645.1)	₨ (2,114.7)